Demerger of Subsidiary (Details)		1 Months Ended				12 Months Ended
	Oct. 05, 2020	Oct. 26, 2020 USD ($)	Oct. 26, 2020 GBP (£)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 GIP (£)	Dec. 31, 2014 GBP (£)
Demerger of Subsidiary (Details) [Line Items]
CRO fees and project consultancy fees (in Pounds) | £									£ 2,073,930
Second step transaction description	Accustem Sciences Ltd entered into an agreement with the Company to acquire Stemprinter Sciences Limited, including the ownership rights and intellectual property relating to StemPrintER™ and cash of $1.4 million (£1.0 million) contained within the entity. In exchange for the transfer of ownership (shares in Stemprinter Sciences Limited), Accustem Sciences Ltd allotted 194,612,288 ordinary shares of £0.01 par value to Tiziana shareholders on a one for one basis based on the Tiziana ownership as at October 30, 2020. Stemprinter Sciences Limited was a consolidated subsidiary of Tiziana Life Sciences plc until October 5, 2020.
Cancelled share premiuim account		$ 5,461,000	£ 4,000,000
Tiziana [Member]
Demerger of Subsidiary (Details) [Line Items]
Contributed capital and resources						$ 1,400,000	£ 1,000,000
StemPrinter Sciences Limited [Member]
Demerger of Subsidiary (Details) [Line Items]
Intellectual property relating owned subsidiary				$ 1,400,000	£ 1,000,000
Aggregate amount expenses						283,246		£ 2,073,930
Received shares | $						3,070,000
Tiziana to Accustem Sciences Ltd [Member]
Demerger of Subsidiary (Details) [Line Items]
Payable amount						$ 1,400,000	£ 1,000,000